AQR FUNDS

Supplement dated July 11, 2014 (“Supplement”)

to the Class I, Class N and Class L Prospectus, dated January 29, 2014 (“Prospectus”),

for AQR Tax-Managed Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund,

AQR Tax-Managed International Momentum Fund, AQR U.S. Defensive Equity Fund, AQR Emerging Defensive Equity Fund, and as supplemented April 17, 2014 for AQR Emerging Defensive Equity Fund

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

The “Performance of Related Funds and Accounts” section beginning on page 92 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Performance of Related Funds and Accounts

As of the date of this prospectus, the Adviser manages certain other investment funds or separately managed accounts (each, an “Account” and collectively referred to herein as the “Accounts”) with investment objectives, policies and strategies substantially similar to those of the AQR Tax-Managed Momentum Fund, AQR Tax-Managed International Momentum Fund, AQR Tax-Managed Small Cap Momentum Fund, AQR U.S. Defensive Equity Fund and AQR Emerging Defensive Equity Fund, as applicable, each of which Fund has less than a three year operating history. The individuals responsible for the management of each Account are the same individuals responsible for the management of the applicable Fund. The performance of the Accounts does not represent the past performance of the applicable Fund and you should not consider the past performance of the Accounts as indicative of the future performance of the applicable Fund.

Performance of Accounts Related to AQR Tax-Managed Momentum Fund

For the AQR Tax-Managed Momentum Fund, the only Account managed by the Adviser with substantially similar investment objectives, policies and strategies, is the AQR Momentum Fund, a series of the Trust. For performance information on the AQR Momentum Fund, please see page 14 of this prospectus.

Performance of Accounts Related to AQR Tax-Managed Small Cap Momentum Fund

The table below shows the historical performance of the Adviser’s Small Cap Momentum Composite. The Composite includes Accounts managed by the Adviser with investment objectives, policies and strategies substantially similar to the Fund. The data is provided to illustrate the past performance of the Adviser in managing Accounts as measured against an appropriate index, and does not represent the performance of the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes and cash flows. In addition, at least one of the Accounts comprising the Composite is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act and Subchapter M of the Code. Consequently, the performance results for the Composite expressed below could have been adversely affected if the applicable Account or Accounts had been regulated as investment companies under the federal securities and tax laws.

The manner in which the performance was calculated for this Composite differs from that of registered mutual funds such as the Fund. The Composite performance data was calculated in compliance with the Global Investment Performance Standards (GIPS). The performance results are presented both net of fees and gross of fees, and in USD, from year to year and the performance is compared to a market index over various periods of time. Gross of fee returns are calculated (i) gross of investment advisory fees (including performance-based fees); (ii) gross of administrative expenses; (iii) net of all withholding taxes on foreign dividends; and (iv) net of trading expenses. Administrative expenses are defined for GIPS purposes as all fees other than trading transaction costs and investment advisory fees and include custody fees, accounting fees, auditing fees, consulting fees, legal fees, and other related fees. Net of fee returns are calculated net of the total annual fund operating fees and expenses after fee waivers and/or expense reimbursements of the Class N Shares of the AQR Tax-Managed Small Cap Momentum Fund reflected in the Fund’s fee table. Class N Shares of the Fund bear the highest annual fund operating fees and expenses after fee waivers and/or expense reimbursements of any share class of the Fund. As of the date of this prospectus, the fee table of the Class N Shares of the AQR Tax-Managed Small Cap Momentum Fund reflects total annual fund operating fees and expenses after fee waivers and/or expense reimbursements of 1.08%.

Prior Performance of Similar Accounts

Average Annual Returns For the Periods Ended 12/31/13	1 Year	Since Inception (7/31/2009)
Small Cap Momentum Composite Performance – Gross[1]	45.75%	21.31%
Small Cap Momentum Composite Performance – Net[1]	44.23%	20.02%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	19.75%

[1]	The Composite includes a registered mutual fund.

Performance of Accounts Related to AQR Tax-Managed International Momentum Fund

For the AQR Tax-Managed International Momentum Fund, the only Account managed by the Adviser with substantially similar investment objectives, policies and strategies, is the AQR International Momentum Fund, a series of the Trust. For performance information on the AQR International Momentum Fund, please see page 22 of this prospectus.

Performance of Accounts Related to AQR U.S. Defensive Equity Fund

The table below shows the historical performance of the Adviser’s U.S. Defensive Equity Composite. The Composite includes Accounts managed by the Adviser with investment objectives, policies and strategies substantially similar to the Fund. The data is provided to illustrate the past performance of the Adviser in managing Accounts as measured against an appropriate index, and does not represent the performance of the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes and cash flows. In addition, at least one of the Accounts comprising the Composite is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act and Subchapter M of the Code. Consequently, the performance results for the Composite expressed below could have been adversely affected if the applicable Account or Accounts had been regulated as investment companies under the federal securities and tax laws.

The manner in which the performance was calculated for this Composite differs from that of registered mutual funds such as the Fund. The Composite performance data was calculated in compliance with the Global Investment Performance Standards (GIPS). The performance results are presented both net of fees and gross of fees, and in USD, from year to year and the performance is compared to a market index over various periods of time. Gross of fee returns are calculated (i) gross of investment advisory fees (including performance-based fees); (ii) gross of administrative expenses; (iii) net of all withholding taxes on foreign dividends; and (iv) net of trading expenses. Administrative expenses are defined for GIPS purposes as all fees other than trading transaction costs and investment advisory fees and include custody fees, accounting fees, auditing fees, consulting fees, legal fees, and other related fees. Net of fee returns are calculated net of the total annual fund operating fees and expenses after fee waivers and/or expense reimbursements of the Class N Shares of the AQR U.S. Defensive Equity Fund reflected in the Fund’s fee table. Class N Shares of the Fund bear the highest annual fund operating fees and expenses after fee waivers and/or expense reimbursements of any share class of the Fund. As of the date of this prospectus, the fee table of the Class N Shares of the AQR U.S. Defensive Equity Fund reflects annual operating fees and expenses after fee waivers and/or expense reimbursements of 0.75%.

Prior Performance of Similar Accounts

Average Annual Returns For the Periods Ended 12/31/13	1 Year	Since Inception (2/28/2011)
U.S. Defensive Equity Composite Performance – Gross[1]	30.34%	18.35%
U.S. Defensive Equity Composite Performance – Net[1]	29.39%	17.48%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	14.92%

[1]	The Composite includes a registered mutual fund.

Performance of Accounts Related to AQR Emerging Defensive Equity Fund

The table below shows the historical performance of the Adviser’s Emerging Defensive Equity Composite. The Composite includes Accounts managed by the Adviser with investment objectives, policies and strategies substantially similar to the Fund. The data is provided to illustrate the past performance of the Adviser in managing Accounts as measured against an appropriate index, and does not represent the performance of the Fund. The performance of the Fund may be better or worse than the performance of the Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes and cash flows. In addition, at least one of the Accounts comprising the Composite is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act and Subchapter M of the Code. Consequently, the performance results for the Composite expressed below could have been adversely affected if the applicable Account or Accounts had been regulated as investment companies under the federal securities and tax laws.

The manner in which the performance was calculated for this Composite differs from that of registered mutual funds such as the Fund. The Composite performance data was calculated in compliance with the Global Investment Performance Standards (GIPS). The performance results are presented both net of fees and gross of fees, and in USD, from year to year and the performance is compared to a market index over various periods of time. Gross of fee returns are calculated (i) gross of investment advisory fees (including performance-based fees); (ii) gross of administrative expenses; (iii) net of all withholding taxes on foreign dividends; and (iv) net of trading expenses. Administrative expenses are defined for GIPS purposes as all fees other than trading transaction costs and investment advisory fees and include custody fees, accounting fees, auditing fees, consulting fees, legal fees, and other related fees. Net of fee returns are calculated net of the total annual fund operating fees and expenses after fee waivers and/or expense reimbursements of the Class N Shares of the AQR Emerging Defensive Equity Fund reflected in the Fund’s fee table. Class N Shares of the Fund bear the highest annual fund operating fees and expenses after fee waivers and/or expense reimbursements of any share class of the Fund. As of the date of this prospectus, the fee table of the Class N Shares of the AQR Emerging Defensive Equity Fund reflects total annual fund operating fees and expenses after fee waivers and/or expense reimbursements of 1.10%.

Prior Performance of Similar Accounts

Average Annual Returns For the Periods Ended 12/31/13	1 Year	Since Inception (7/31/2012)
Emerging Defensive Equity Composite Performance – Gross[1]	-4.26%	2.95%
Emerging Defensive Equity Composite Performance – Net[1]	-5.42%	1.75%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	-2.60%	6.03%

[1]	The Composite comprises one or more funds/accounts that, unlike the AQR Emerging Defensive Equity Fund, are managed without the same regard for the impact of taxes. As a result, performance between the accounts may vary based on this difference in strategy.

GIPS

The Adviser claims compliance with the GIPS. For GIPS purposes, the Adviser defines the “Firm” as entities controlled by or under common control with the Adviser (including voting power). The Firm is comprised of the Adviser, CNH Partners, LLC and AQR Re Ltd. The Firm links monthly returns geometrically to produce an accurate time-weighted rate of return. Composite returns are asset-weighted. Additional information regarding the Firm’s policies on fees and the calculation of investment performance is available upon request. Composite returns in the table above are calculated in compliance with GIPS standards on a trade date basis, and include accrued income and capital gains. Monthly composite returns are asset weighted based on the constituents’ month-beginning NAV. Separately managed accounts are re-valued intra-month when a cash flow in excess of 100 basis points of the month-beginning NAV occurs. The Adviser uses the Modified Dietz calculation methodology when calculating monthly returns for separately managed accounts that experience cash flows that are below 100 basis points of the month-beginning NAV. Mutual funds are valued daily and gross of fees returns are calculated gross of the expense cap representing the annual expense limitation of the fund. Net returns are calculated net of the total annual fund operating fees and expenses after fee waivers and/or expense reimbursements of the class of shares of the applicable Fund bearing the highest annual fund operating fees and expenses after fee waivers and/or expense reimbursements of any share class of the applicable Fund.

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